33. Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Financial instruments and risk management
33.	Financial instruments and risk management

Operational activities expose the Company and its subsidiaries to market risk, credit risk and liquidity risk. These risks can be mitigated by using exchange swap derivatives, futures and options contracts based on oil, U.S. dollar and interest markets.

Financial instruments are managed by the Financial Policy Committee (“CPF”) in line with the Risk Management Policy approved by the Risk Policy Committee (“CPR”) and submitted to the Board of Directors. The CPR establishes guidelines, limits, and monitors the controls, including mathematical models adopted to continuously monitor the exposures and possible financial impacts, in addition to preventing the exploitation of operations of a speculative nature with financial instruments.

The Company does not hedge the entire risk exposure; therefore, the company is subject to market variations for a significant part of its assets and liabilities exposed to the above risks. The decisions on the part to be hedged consider the financial risks and costs of the hedging and are set and reviewed at least monthly, in line with CPR’s strategies. The income (expenses) obtained from the operations and the application of controls to manage risks are part of the monitoring carried out by the Committee and have been satisfactory to the proposed goals.

The airline industry remains exposed to the risks related to the pandemic’s evolution and new strains of the virus and to possible new restrictions imposed by government authorities to stop the disease, so that the Company's financial results may suffer impacts. Although the pandemic, mainly the prolongation of the pandemic and its uncertainties, is expected to have consequences for the financial income (expenses) of airlines in general, the risks related to the Company must be measured in light of its financial position.

33.1.	Accounting classifications of financial instruments

The accounting classifications of the Company’s financial instruments on December 31, 2020 and 2019 are as follows:

	Measured at fair value through profit or loss		Amortized cost
	2020	2019	2020	2019
Assets
Cash and bank deposits	428,812	-	-	418,447
Cash equivalents	234,018	5,505	-	1,221,473
Short-term investments	629,335	953,762	-	-
Restricted cash	544,607	444,306	-	-
Trade receivables	-	-	739,699	1,229,530
Derivative assets	128,809	147,469	-	-
Deposits (a)	-	-	1,390,890	1,126,609
Other credits and amounts	-	-	179,160	140,006

Liabilities
Loans and financing (b)	346,030	626,557	9,630,936	7,783,284
Leases	-	-	7,584,192	6,052,780
Suppliers	-	-	1,645,194	1,296,417
Suppliers - forfeiting	-	-	-	554,467
Derivatives liabilities	5,297	20,350	-	-
Other liabilities	-	-	618,754	164,709
(a)	Excludes court deposits, as described in Note 13.
(b)	The amounts on December 31, 2020 and 2019, classified as measured at fair value through profit or loss, are related to the derivative contracted through Exchange Senior Notes.

In the fiscal year ended December 31, 2020, there was no change in the classification between categories of the financial instruments.

33.2.	Derivative and non-derivative financial instruments

The Company's derivative financial instruments were recognized as follows in the balance sheet:

	Derivatives					Non-derivative
	Fuel	Interest rate	Foreign curency rate	Capped call	ESN	Revenue hedge	Total
Fair value changes
Rights (obligations) with derivatives on December 31, 2019	(20,350)	-	3,500	143,969	(626,557)	-	(499,438)
Gains (losses) recognized in income (expenses)	-	-	18,210	(74,728)	374,994	-	318,476
Gains (losses) recognized as exchange rate change	-	-	-	18,422	(94,467)	-	(76,045)
Gains (losses) recognized in equity valuation adjustments	(744,973)	-	-	-	-	-	(744,973)
Settlements (payments received) during the year	799,489	-	(20,027)	-	-	-	779,462
Rights (obligations) with derivatives on December 31, 2020	34,166	-	1,683	87,663	(346,030)	-	(222,518)
Derivative assets	39,463	-	1,683	87,663	-	-	128,809
Loans and financing	-	-	-	-	(346,030)	-	(346,030)
Derivatives liabilities	(5,297)	-	-	-	-	-	(5,297)
Changes in the adjustment of equity valuation
Balance on December 31, 2019	(53,243)	(311,364)	-	-	-	(165,436)	(530,043)
Fair value adjustments during the year	(744,973)	-	-	-	-	-	(744,973)
Adjustments of hedge accounting of revenue	-	-	-	-	-	(993,532)	(993,532)
Net reversal to income (expenses)	318,140	8,158	-	-	-	25,543	351,841
Derecognition of hedge object	315,286		-	-	-	290,345	605,631
Balances on December 31, 2020	(164,789)	(303,207)	-	-	-	(843,080)	(1,311,076)

Effects on income (expenses)	(633,426)	(8,158)	18,210	(56,306)	280,527	677,644	278,491
Hedge nature	Classification	2020
USD revenue	Net revenue	(16,086)
USD revenue	Exchange rate change	693,730
Fuel	Aircraft fuel	(249,328)
Fuel	Financial income (expenses)	(384,098)
Interest rate - lease	Financial income (expenses)	(8,158)
Conversion right - ESN	Financial income (expenses)	374,994
Conversion right - ESN	Exchange rate change	(94,467)
Capped call – ESN	Financial income (expenses)	(74,728)
Capped call – ESN	Exchange rate change	18,422
Foreign currency rate	Exchange rate change	18,210
Total effects on income (expenses)		278,491

The Company may adopt hedge accounting for derivatives contracted to hedge cash flow and that qualify for this classification as per IFRS 9 – “Financial Instruments”.

On December 31, 2020, the Company adopts cash flow hedge for the interest rate (mainly the Libor interest rates), and for aeronautical fuel protection and future revenue in U.S. Dollars.

As a result of the reduction in the volume of flight and interruption of international operations, the Company discontinued hedge relations of part of the fuel hedge operations designated as cash flow hedges, and hedge accounting transactions used to hedge future revenues in foreign currency (hedged object), as presented in note 1.1.

Cash flow hedges are scheduled for realization and, therefore, reclassification to expense according to the following periods:

	2021	2022	2023	2024	2025 onwards
Fuel	154,973	9,816	-	-	-
Interest Rate	15,878	21,707	26,575	26,412	212,635
Revenue Hedge	118,571	248,225	301,922	174,362	-
Total	289,422	279,748	328,497	200,774	212,635

33.3.	Market risks

Market risk is represented by the risk of fluctuations in the fair value of a financial instrument’s future cash flows due to variations in the market prices. The main market prices with an impact on the Company are: fuel price, exchange rate and interest rate.

The sensitivity analysis of financial instruments was prepared with the purpose to estimate the impact on profit (loss) before taxes and shareholders’ equity on: open derivatives position, currency exposure and interest rates on December 31, 2020 for the market risks considered relevant by the Company's management.

In the probable scenario, in the Company's assessment, the maintenance of market levels was considered, so that there are no impacts on profit (loss) before taxes and shareholders’ equity. The Company also considered the following scenarios in the risk variable:

·	10% deterioration (possible adverse scenario);
·	25% deterioration (remote adverse scenario);

The estimates presented do not necessarily reflect the amounts to be ascertained in the next financial statements. The use of different methodologies can have a material effect on the estimates presented.

33.3.1. Fuel

The aircraft fuel prices fluctuate due to the volatility of the price of crude oil by product price fluctuations. The Company uses different instruments to hedge its exposure to the fuel price. The choice depends on factors such as liquidity in the market, the market price of the components, levels of volatility, availability, and margin deposit. The main instruments are futures, calls, calls spreads, collars and swaps.

The Company’s strategy for Fuel Risk Management is based on statistical models. Through the developed model, the Company can (i) measure the economic relationship between the hedging instrument and the hedged object, thus able to assess if the relationship between the price of aviation fuel and the price of foreign fuel behaves as expected; and (ii) adequately define the hedged index, thus able to establish the appropriate volume to be contracted to hedge the number of liters of fuel that will be consumed in a given period.

The Company’s models consider the potential factors of inefficiency that may impact on risk management strategies, such as changes in the pricing of aviation fuel by suppliers and the mismatch of the term of the hedging instrument and the hedged object.

The Company has protected, through hedge agreements, 65% of its fuel consumption for the fiscal year 2021 and 23% for the fiscal year 2022.

The table below shows the sensitivity analysis considering the fluctuation of prices of air fuel priced in U.S. dollars, based on the barrel price on December 31, 2020 at US$48.52:

	Fuel
	Barrel price (in USD)	Impact (in thousands of Reais)
Decline in prices/barrel (-25%)	35.81	(95,280)
Decline in prices/barrel (-10%)	43.67	(27,835)
Increase in prices/barrel (+10%)	53.49	110,033
Increase in prices/barrel (+25%)	59.68	283,818

33.3.2. Interest rate

The Company’s strategy for interest risk management combines fixed and floating interest rates and establishes if it will be necessary to expand or reduce the interest rate exposures. The company manages its exposure by calculating the Basis Point Value (“BPV”) of each agreement and uses volumes that correspond to the amount of BPVs necessary to achieve the goals proposed in the Risk Management to contract derivatives.

Through statistical models, the company proves the economic relationship between the hedging instrument and the hedged object, considering potential factors of ineffectiveness, such as the mismatch of the term of the hedging instrument and the hedged object.

The Company is mainly exposed to lease transactions indexed to changes in the Libor rate until the aircraft is received. To mitigate such risks, the Company can use derivative financial instruments. On December 31, 2020, the Company and its subsidiaries have open Libor interest derivative agreements

On December 31, 2020, the Company held financial investments and loans and financing with different types of fees. Its sensitivity analysis of non-derivative financial instruments examined the impact on annual interest rates only for positions with material amounts on December 31, 2020 that were exposed to fluctuations in interest rates, as the scenarios below show. The amounts show the impacts on Income (Expenses) according to the scenarios adopted below:

	Short-term investments net of Loans and financing (a)
Risk	CDI rate drop	Libor rate increase
Reference rates	1.90%	0.08%
Exposure amount (probable scenario) (b)	(565,397)	3,201,557
Remote favorable scenario (-25%)	1,179	(622)
Possible favorable scenario (-10%)	426	(249)
Possible adverse scenario (+10%)	(426)	249
Remote adverse scenario (+25%)	(1,179)	622
(a)	Refers to the sum of the amounts invested and raised in the financial market and indexed to the CDI and Libor rates.
(b)	Book balances recorded as of December 31, 2020.

33.3.3. Exchange rate

Foreign currency risk derives from the possibility of unfavorable fluctuation of foreign currency to which the Company’s liabilities or cash flows are exposed. In the fiscal year ended December 31, 2020, the Company recognized a total gain with foreign exchange hedge transactions in the amount of R$18,210 (R$1,207 in the fiscal year ended December 31, 2019).

The Company’s foreign currency exposure is summarized below:

	2020	2019
Assets
Cash, short-term investments and restricted cash	491,258	1,035,802
Trade receivables	120,167	202,363
Recoverable taxes	-	5,312
Deposits	1,390,890	1,126,609
Derivative assets	128,809	147,469
Total Assets	2,131,124	2,517,555

Liabilities
Loans and financing	(9,132,988)	(7,831,116)
Leases	(7,536,677)	(6,007,973)
Suppliers	(481,001)	(462,636)
Provisions	(1,030,915)	-
Derivatives liabilities	(5,297)	(20,350)
Total Liabilities	(18,186,878)	(14,322,075)

Exchange rate exposure liabilities	(16,055,754)	(11,804,517)

Commitments not recorded in the statements of financial position
Future obligations resulting from firm aircraft orders	(23,269,198)	(29,600,647)
Total	(23,269,198)	(29,600,647)

Total exchange rate exposure R$	(39,324,952)	(35,356,555)
Total exchange rate exposure - US$	(7,567,293)	(8,771,815)
Exchange rate (R$/US$)	5.1967	4.0307

The Company is mainly exposed to the exchange rate change of the U.S. dollar.

As of December 31, 2020, the Company adopted the closing exchange rate of R$5.1967/US$1.00 as a likely scenario. The table below shows the sensitivity analysis and the effect on income (expenses) of exchange rate fluctuations in the exposure amount of the period as of December 31, 2020:

	Exchange rate	Effect on income (expenses)
Net liabilities exposed to the risk of appreciation of the U.S. dollar	5.1967	16,055,553
Dollar depreciation (-25%)	3.8975	4,013,939
Dollar depreciation (-10%)	4.6770	1,605,575
Dollar appreciation (+10%)	5.7164	(1,605,575)
Dollar appreciation (+25%)	6.4959	(4,013,939)

33.3.4. Capped call

The Company, through Gol Equity Finance, in the context of the pricing of the ESN issued on March 26, April 17 and July 17, 2019, contracted private derivative transactions (Capped call) with part of the note subscribers with the purpose of minimizing the potential dilution of the Company’s preferred shares and ADSs.

The Company recognized a total expense for capped call operations in the amount of R$56,306, comprising R$74,728 of changes in fair value, net of R$18,422 of exchange rate change, for the fiscal year ended on December 31, 2020 (R$23,229 of changes in fair value on December 31, 2019).

33.4.	Credit risk

Credit risk is inherent in the Company’s operating and financing activities, mainly in cash and cash equivalents, short-term investments and trade receivables. Financial assets classified as cash, cash equivalents, and short-term investments are deposited with counterparties rated investment grade or higher by S&P or Moody's (between AAA and AA-), pursuant to risk management policies.

Credit limits are set for all customers based on internal credit rating criteria and carrying amounts represent the maximum credit risk exposure. Customer creditworthiness is assessed based on an internal system of extensive credit rating. Outstanding trade receivables are frequently monitored by the Company.

Derivative financial instruments are contracted in the over-the-counter market (OTC) with counterparties rated investment grade or higher, or in a commodities and futures exchange (B3 or NYMEX), thus substantially mitigating credit risk. The Company's obligation is to evaluate counterparty risk involved in financial instruments and periodically diversify its exposure.

33.5.	Liquidity risk

The Company is exposed to liquidity risk in two distinct ways: (i) market prices, which vary in accordance with the types of assets and markets where they are traded, and (ii) cash flow liquidity risk related to difficulties in meeting the contracted operating obligations at the maturity dates. In order to manage liquidity risk, the Company invests its funds in liquid assets (government bonds, CDBs and investment funds with daily liquidity) and its Cash Management Policy requires the weighted average maturity of its debt to be longer than the weighted average term of its investment portfolio term.

The schedules of financial liabilities held by the Company's financial liabilities on December 31, 2020 and 2019 are as follows:

	Less than 6 months	6 to 12 months	1 to 5 years	More than 5 years	Total
Loans and financing	2,120,462	232,817	6,804,167	819,520	9,976,966
Leases	647,850	669,158	4,763,614	1,503,570	7,584,192
Suppliers	1,612,536	-	32,658	-	1,645,194
Derivatives liabilities	5,297	-	-	-	5,297
Other liabilities	287,275	-	331,479	-	618,754
On December 31, 2020	4,673,420	901,975	11,931,918	2,323,090	19,830,403

Loans and financing	1,112,414	1,724,940	7,519,263	1,890,448	12,247,065
Leases	1,257,430	1,018,266	5,862,268	967,404	9,105,368
Suppliers	1,286,264	-	10,142	-	1,296,406
Suppliers - Forfeiting	554,467	-	-	-	554,467
Derivatives liabilities	9,080	-	11,270	-	20,350
On December 31, 2019	4,219,655	2,743,206	13,402,943	2,857,852	23,223,656

33.6.	Measurement of the fair value of financial instruments

		2020		2019
	Fair Value Level	Book value	Fair value	Book value	Fair value
Cash and cash equivalents	Level 1	59,936	59,936	5,505	5,505
Cash and cash equivalents	Level 2	170,359	170,359	-	-
Short-term investments	Level 1	22,465	22,465	953,762	953,762
Short-term investments	Level 2	606,870	606,870	-	-
Restricted cash	Level 2	544,607	544,607	444,306	444,306
Derivative assets	Level 2	128,809	128,809	147,469	147,469
Loans and financing	Level 1	(346,030)	(346,030)	(626,557)	(626,557)
Derivatives liabilities	Level 2	(5,297)	(5,297)	(20,350)	(20,350)

The fair value of financial instruments measured at amortized cost has not been disclosed since the fair value is close to its book value based on the conditions established, mainly due to the short term of the maturity of these assets and liabilities. The fair values for loans and financing, which differ from accounting balances, in turn, are disclosed in note 17.

33.7.	Capital management

The Company seeks alternatives to capital in order to meet its operational needs, aiming a capital structure that takes into account suitable parameters for the financial costs, the maturities of funding and its guarantees. The Company monitors its financial leverage ratio, which corresponds to net indebtedness, including short and long-term loans and financing and leases. The following table shows the financial leverage:

	2020	2019

Total loans and financing	(9,976,966)	(8,409,841)
Total leases	(7,584,192)	(6,052,780)
(-) Cash and cash equivalents	654,444	1,645,425
(-) Short-term investments	629,335	953,762
(-) Restricted cash	544,607	444,306
Net indebtedness	(15,732,772)	(11,419,128)